Related Party Transactions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended					9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 05, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Beneficial Owner [Member]	Sep. 30, 2012 Beneficial Owner [Member]	Dec. 31, 2012 Beneficial Owner [Member]	Apr. 30, 2012 Beneficial Owner [Member] Series C [Member]	Apr. 02, 2012 Beneficial Owner [Member] Series C [Member]
Related Party Transaction [Line Items]
Redeemable convertible preferred stock, issued			0	61,899,165	52,095,243				9,803,922	9,803,922
Diluted Equity						10.00%		12.50%
Issuance Of Common Stock	5,913,300	5,913,300				66,666
Conversion Of Preferred Stock To Common Stock			28,408,698	1,672,639	1,614,091	3,334,640
Percentage Of Voting Interest						11.70%
Collaboration revenue related to agreement						$ 10.8	$ 20.3	$ 23.9
Deferred revenue related to agreement						33.3		44.1
Research and development expense						0.7
Accounts receivable related to collaboration arrangement						$ 0.7